Expense Example - FidelitySustainableHighYieldETF-PRO - FidelitySustainableHighYieldETF-PRO - Fidelity Sustainable High Yield ETF - Fidelity Sustainable High Yield ETF	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 57
3 years	179
5 years	313
10 years	$ 701